LEASE (Tables)	12 Months Ended
Dec. 31, 2023
LEASE
Schedule of right-of use asset and lease information
	Year ended
	December 31,
	2023	2022

Lease cost
Operating lease cost	$40	$39

Other information
Cash paid for operating cash flows from operating leases	$40	$43
Right-of-use assets obtained in exchange for new operating lease liability	$-	$20

Weighted-average remaining lease term — operating leases (year)	0.67	1.57
Weighted-average discount rate — operating leases	3.00%	2.98%

Schedule of future minimum lease payments
Total
Year Ended December 31,
2024	$23
Thereafter	-
23
Less: Imputed interest	-
Operating lease liabilities	23

Operating lease liability - current	23
Operating lease liability - non-current	$-